Rockefeller Global Equity ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 7.1%
ICICI Bank Ltd. - ADR	270,845	$8,236,396
Lloyds Banking Group PLC	8,601,944	5,905,529
Mitsubishi UFJ Financial Group, Inc.	719,700	7,694,282
Oversea-Chinese Banking Corp. Ltd.	889,800	10,216,994
Svenska Handelsbanken AB - Class A	497,986	5,156,691
Swedbank AB - Class A	607,845	12,281,820
		49,491,712

Consumer Discretionary Products - 1.1%
Denso Corp.	504,800	7,347,065

Financial Services - 9.0%
AerCap Holdings NV	134,069	12,542,155
American Express Co.	51,066	13,791,905
Intercontinental Exchange, Inc.	75,786	11,812,764
TransUnion	127,326	12,898,124
Visa, Inc. - Class A	41,935	12,154,860
		63,199,808

Health Care - 9.3%
Becton Dickinson & Co.	47,883	11,184,990
Centene Corp.(a)	178,259	11,098,405
Eli Lilly & Co.	18,588	15,423,207
IQVIA Holdings, Inc.(a)	38,527	7,929,627
Koninklijke Philips NV	8,194	214,566
Lonza Group AG	7,458	4,593,652
Roche Holding AG	47,850	14,824,812
		65,269,259

Industrial Products - 13.3%
Atlas Copco AB - Class A	253,341	4,152,879
Boeing Co.(a)	56,561	8,445,123
Carrier Global Corp.	92,879	6,754,161
Epiroc AB(a)	243,863	4,726,818
GE Vernova, Inc.(a)	49,782	15,017,239

General Electric Co.	65,298	11,216,890
Hitachi Ltd.	616,000	15,868,597
Keysight Technologies, Inc.(a)	42,896	6,391,933
Schneider Electric SE	43,137	11,108,441
TE Connectivity PLC	63,113	9,304,118
		92,986,199

Industrial Services - 4.1%
Deutsche Post AG	139,015	5,573,519
RELX PLC	161,315	7,383,217
Rentokil Initial PLC	1,796,479	8,949,829
Republic Services, Inc.	34,284	6,788,232
		28,694,797

Insurance - 9.7%
AIA Group Ltd.	1,465,400	11,582,737
Allstate Corp.	77,959	14,540,913
Reinsurance Group of America, Inc.	142,274	30,031,196
Willis Towers Watson PLC	37,364	11,291,027
		67,445,873

Materials - 5.5%
Air Liquide SA	72,297	12,923,998
Cie de Saint-Gobain SA	120,555	10,860,434
PPG Industries, Inc.	65,463	8,150,798
Shin-Etsu Chemical Co. Ltd.	176,100	6,653,245
		38,588,475

Media - 9.6%
Alphabet, Inc. - Class A	146,325	25,037,671
Meta Platforms, Inc. - Class A	47,197	26,788,073
Tencent Holdings Ltd. - ADR	165,069	8,618,252
Uber Technologies, Inc.(a)	96,468	6,950,519
		67,394,515

Oil & Gas - 6.1%
Kinder Morgan, Inc.	516,643	12,662,920
Shell PLC - ADR	297,341	20,085,385
TotalEnergies SE - ADR	152,640	9,549,158
		42,297,463

Retail & Wholesale - Staples - 0.7%
BJ’s Wholesale Club Holdings, Inc.(a)	55,341	4,689,043

Retail & Wholesale - Discretionary - 4.2%
Amazon.com, Inc.(a)	109,253	20,364,759
AutoZone, Inc.(a)	3,032	9,123,288
		29,488,047

Software & Tech Services - 5.8%
Accenture PLC - Class A	15,279	5,268,505
Microsoft Corp.	86,354	35,089,948
		40,358,453

Tech Hardware & Semiconductors - 10.0%
Advanced Micro Devices, Inc.(a)	79,371	11,434,980
Apple, Inc.	67,583	15,267,676
Applied Materials, Inc.	40,820	7,412,096
ASML Holding NV - NYRS	7,573	5,093,221
Nintendo Co. Ltd.	260,100	13,907,858
Sony Group Corp.	656,500	11,737,914
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,399	5,030,065
		69,883,810

Telecommunications - 3.2%
AT&T, Inc.	639,305	14,409,935
Deutsche Telekom AG	81,187	2,452,066
KT Corp. - ADR	368,528	5,796,945
		22,658,946

Utilities - 1.2%
American Water Works Co., Inc.	4,210	581,443
CMS Energy Corp.	113,656	7,911,594
		8,493,037

TOTAL COMMON STOCKS (Cost $457,963,362)		698,286,502

REAL ESTATE INVESTMENT TRUSTS - 0.1%
CapitaLand Integrated Commercial Trust	383,600	585,737
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $552,494)		585,737

EXCHANGE TRADED FUNDS - 0.8%
iShares MSCI South Korea ETF	89,030	5,333,787
TOTAL EXCHANGE TRADED FUNDS (Cost $5,630,994)		5,333,787

TOTAL INVESTMENTS - 100.8% (Cost $464,146,850)		$704,206,026
Assets in Excess of Other Liabilities - (0.8)%		(5,558,897)
TOTAL NET ASSETS - 100.0%		$698,647,129

Percentages are stated as a percent of net assets.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

NYRS - New York Registered Shares

PLC - Public Limited Company

SA - Sociedad Anónima

SE - Societas Europeae

(a) Non-income producing security.